Note 8 - Other Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	OTHER ASSETS

The components of other assets at the years ended
December
31:

(Dollar amounts in thousands)	2016	2015

Restricted stock	$2,204	$1,887
Accrued interest on investment securities	812	1,010
Accrued interest on loans	1,614	1,377
Deferred tax asset, net	1,607	959
Other	1,265	2,244

Total	$7,502	$7,477